Supplement to the
Fidelity® Cash Reserves and Fidelity U.S. Government Reserves
January 29, 2015
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to modify Fidelity Cash Reserves' fundamental concentration policy so that the fund would be prohibited from investing more than 25% of its total assets in the financial services industry. A meeting of shareholders of Fidelity Cash Reserves will be held on May 12, 2015, to vote on this proposal. If approved by shareholders, the fund will make other changes necessary to operate as a government money market fund, including (ii) adopting a principal investment strategy to normally invest at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully and (ii) changing its name to "Fidelity Government Cash Reserves." If approved, the fund currently anticipates that these changes will take effect in the fourth quarter of 2015.

Shareholders should read the proxy statement, which contains important information relating to the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8455. The proxy statement will also be available on the Securities and Exchange Commission's web site (www.sec.gov).

Effective May 31, 2015, Fidelity U.S. Government Reserves' principal investment strategies as set forth in the "Fund Summary" and "Fund Basics" sections of the prospectus are revised so that the Adviser normally invests at least 99.5% of the fund's total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully. This policy is subject to change only upon 60 days' prior notice to shareholders.

Proposed Reorganization. The Board of Trustees of each of Fidelity Phillips Street Trust and Fidelity Hereford Street Trust has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Fidelity U.S. Government Reserves and Fidelity Government Money Market Fund pursuant to which Fidelity U.S. Government Reserves would be reorganized on a tax-free basis with and into Fidelity Government Money Market Fund.

The Agreement provides for the transfer of all of the assets of Fidelity U.S. Government Reserves in exchange for shares of Fidelity Government Money Market Fund equal in value to the net assets of Fidelity U.S. Government Reserves and the assumption by Fidelity Government Money Market Fund of all of the liabilities of Fidelity U.S. Government Reserves. After the exchange, Fidelity U.S. Government Reserves will distribute the Fidelity Government Money Market Fund shares to its shareholders pro rata, in liquidation of Fidelity U.S. Government Reserves. As a result, shareholders of Fidelity U.S. Government Reserves will become shareholders of Fidelity Government Money Market Fund (these transactions are collectively referred to as the "Reorganization").

A special meeting of shareholders of Fidelity U.S. Government Reserves is expected to be held on May 12, 2015, and approval of the Agreement will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Reorganization will be provided to shareholders of record of Fidelity U.S. Government Reserves in advance of the meeting.

If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to take place in the fourth quarter of 2015. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.

The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for Fidelity Government Money Market Fund, please call 1-800-544-8544. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's web site (www.sec.gov).

CAS-FUS-15-02L  January 30, 2015
1.746835.127

Supplement to the
Fidelity® Cash Reserves and Fidelity U.S. Government Reserves
January 29, 2015
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to modify Fidelity Cash Reserves' fundamental concentration policy so that the fund would be prohibited from investing more than 25% of its total assets in the financial services industry. A meeting of shareholders of Fidelity Cash Reserves will be held on May 12, 2015, to vote on this proposal. If approved by shareholders, the fund will make other changes necessary to operate as a government money market fund, including (ii) adopting a principal investment strategy to normally invest at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully and (ii) changing its name to "Fidelity Government Cash Reserves." If approved, the fund currently anticipates that these changes will take effect in the fourth quarter of 2015.

Shareholders should read the proxy statement, which contains important information relating to the proposals, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8455. The proxy statement will also be available on the Securities and Exchange Commission's web site (www.sec.gov).

Effective May 31, 2015, Fidelity U.S. Government Reserves' principal investment strategies as set forth in the "Fund Summary" and "Fund Basics" sections of the prospectus are revised so that the Adviser normally invests at least 99.5% of the fund's total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully. This policy is subject to change only upon 60 days' prior notice to shareholders.

Proposed Reorganization. The Board of Trustees of each of Fidelity Phillips Street Trust and Fidelity Hereford Street Trust has unanimously approved an Agreement and Plan of Reorganization ("Agreement") between Fidelity U.S. Government Reserves and Fidelity Government Money Market Fund pursuant to which Fidelity U.S. Government Reserves would be reorganized on a tax-free basis with and into Fidelity Government Money Market Fund.

The Agreement provides for the transfer of all of the assets of Fidelity U.S. Government Reserves in exchange for shares of Fidelity Government Money Market Fund equal in value to the net assets of Fidelity U.S. Government Reserves and the assumption by Fidelity Government Money Market Fund of all of the liabilities of Fidelity U.S. Government Reserves. After the exchange, Fidelity U.S. Government Reserves will distribute the Fidelity Government Money Market Fund shares to its shareholders pro rata, in liquidation of Fidelity U.S. Government Reserves. As a result, shareholders of Fidelity U.S. Government Reserves will become shareholders of Fidelity Government Money Market Fund (these transactions are collectively referred to as the "Reorganization").

CAS-FUS-15-02  January 30, 2015
1.712068.129

A special meeting of shareholders of Fidelity U.S. Government Reserves is expected to be held on May 12, 2015, and approval of the Agreement will be voted on at that time. A combined proxy statement and prospectus containing more information with respect to the Reorganization will be provided to shareholders of record of Fidelity U.S. Government Reserves in advance of the meeting.

If the Agreement is approved at the Meeting and certain conditions required by the Agreement are satisfied, the Reorganization is expected to take place in the fourth quarter of 2015. If shareholder approval of the Agreement is delayed due to failure to meet a quorum or otherwise, the Reorganization will become effective, if approved, as soon as practicable thereafter.

The foregoing is not a solicitation of any proxy. For a free copy of the Proxy Statement describing the Reorganization (and containing important information about fees, expenses and risk considerations) and a Prospectus for Fidelity Government Money Market Fund, please call 1-800-544-8544. The prospectus/proxy statement will also be available for free on the Securities and Exchange Commission's web site (www.sec.gov).